Related Party Balances and Transactions (Details Narrative) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 11, 2017 CAD ($)	Dec. 31, 2017 CAD ($) shares $ / shares	Dec. 31, 2016 CAD ($) shares
RelatedPartyTransactionsLineItems [Line Items]
Equity obligation payment	$ 1,098	$ 1,098
Weighted average exercise price | $ / shares		$ 0.47
Weighted average market price on exercise | $ / shares		$ 2.36
Proceeds from KMP		$ 1,803	$ 611
Key Management Personnel [Member]
RelatedPartyTransactionsLineItems [Line Items]
Number of options exercised | shares		218,800
Proceeds from KMP		$ 103